UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check Here if Amendment [  ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[  ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, LLC
Address:	One Commercial Place
		Suite 1450
		Norfolk, VA 23510

Form 13F File Number:	28-5226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr.
Title:		Principal/Director of Operations
Phone:		(757) 623-3676

Signature, Place, and Date of Signing:
				 Norfolk, VA		 01/16/2001
				[City, State]		    [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.	(Check here if all holdings of this reporting manager
    are reported in this report.)
[ ] 13F 	NOTICE	(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.	(Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	146

Form 13F Information Table Value Total: $ 722925
					 (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9        6    10000 PRN      SOLE                    10000
AT&T Capital Corp. Qtly Pfd. 8 PFD              00206j308      750    30000 SH       SOLE                    30000
Abn Amro Capital Fund II 7.125 PFD              00371t206     1313    56925 SH       SOLE                    56925
Armstrong World Prd. 7.45%     PFD              042476606      100    20000 SH       SOLE                    20000
Bear Stearns Cap 7.50% 12/15/2 PFD              07383J209      724    30000 SH       SOLE                    30000
Bellsouth Cap Fund             PFD              079857207      350    14000 SH       SOLE                    14000
EDF London Cap 8.625% Pfd. Ser PFD              268316205      416    16900 SH       SOLE                    16900
Hartford Capital II Series B Q PFD              416320208      215     8600 SH       SOLE                     8600
Lehman Bros Cap. Trust II  7.8 PFD              52518g209      985    40000 SH       SOLE                    40000
Lincoln National Capital Pfd.  PFD              53417p209      940    40000 SH       SOLE                    40000
MediaOne Financing Pfd B       PFD              583938204      280    11800 SH       SOLE                    11800
Motorola Capital Trust I 6.68% PFD              620074203      712    32000 SH       SOLE                    32000
NB Capital Trust (BAC) 7.84%   PFD              628956203     4899   197945 SH       SOLE                   197945
Nova Chemicals Corp. 9.04% (01 PFD              66977w307      589    30000 SH       SOLE                    30000
PWG Capital Trust I  8.30% (12 PFD              69366e201      557    22400 SH       SOLE                    22400
Public Storage Pfd 8.25%       PFD              74460d760      832    33975 SH       SOLE                    33975
Southern Co. 7.75% Pfd. A      PFD              84258t208      402    16100 SH       SOLE                    16100
Southern Fin'l Cap Tr I        PFD              842872202     1075   200000 SH       SOLE                   200000
TCI 8.72% pf.                  PFD              872285200     3942   164662 SH       SOLE                   164662
Talisman Energy 9% Pfd Ser 2/1 PFD              87425e400      500    20000 SH       SOLE                    20000
Textron Capital I 7.92% (02/09 PFD              883198202      727    30000 SH       SOLE                    30000
US Bancorp Pfd. 7.2%           PFD              90332m200      395    17000 SH       SOLE                    17000
Unionbancal Finance Tr I 7.375 PFD              90905q109      673    30000 SH       SOLE                    30000
AES Corporation                COM              00130h105    14004   252885 SH       SOLE                   252885
AFLAC Inc                      COM              001055102    23158   320799 SH       SOLE                   320799
ALLTEL Corp                    COM              020039103    15416   246910 SH       SOLE                   246910
AT&T Corp                      COM              001957109      209    12050 SH       SOLE                    12050
AVX Corp.                      COM              002444107      169    10300 SH       SOLE                    10300
Abbott Laboratories            COM              002824100     2010    41491 SH       SOLE                    41491
Aegon N. V. Ord.               COM              007924103     1967    47468 SH       SOLE                    47468
America  Online Inc            COM              02364j104      477    13700 SH       SOLE                    13700
American Express               COM              025816109    12323   224306 SH       SOLE                   224306
American Home Products         COM              026609107     1107    17417 SH       SOLE                    17417
American Intl Group            COM              026874107    25300   256689 SH       SOLE                   256689
Aon Corp                       COM              037389103      625    18260 SH       SOLE                    18260
Applied Materials              COM              038222105      262     6850 SH       SOLE                     6850
BB&T Corporation               COM              054937107     2138    57301 SH       SOLE                    57301
BP Amoco PLC-Spons ADR         COM              055622104      563    11763 SH       SOLE                    11763
Bank of America Corp.          COM              060505104     1835    40009 SH       SOLE                    40009
Bank of Hampton Roads          COM              0624890A8      163    17181 SH       SOLE                    17181
BellSouth Corp                 COM              079860102      776    18947 SH       SOLE                    18947
Berkshire Hathaway Class B     COM              084670207      381      162 SH       SOLE                      162
Bristol Myers Squibb           COM              110122108    10986   148587 SH       SOLE                   148587
COMPAQ Computers               COM              204493100      229    15200 SH       SOLE                    15200
CVS Corp                       COM              126650100    27221   454150 SH       SOLE                   454150
Cenit Bancorp Inc              COM              15131w109      251    20525 SH       SOLE                    20525
Centura Banks Inc              COM              15640t100      240     4969 SH       SOLE                     4969
Charles Schwab Corp            COM              808513105     1133    39944 SH       SOLE                    39944
Chase Manhattan Corp           COM              16161a108     3278    72145 SH       SOLE                    72145
Chevron Corp                   COM              166751107      518     6132 SH       SOLE                     6132
Cisco Systems                  COM              17275r102      405    10578 SH       SOLE                    10578
Citigroup                      COM              172967101    18109   354638 SH       SOLE                   354638
Coca Cola Company              COM              191216100      782    12838 SH       SOLE                    12838
Colgate Palmolive Co           COM              194162103     1446    22394 SH       SOLE                    22394
Computer Sciences              COM              205363104      204     3400 SH       SOLE                     3400
Conseco, Inc.                  COM              208464107      148    11200 SH       SOLE                    11200
Disney (Walt) Co.              COM              254687106    12993   449007 SH       SOLE                   449007
Dollar Tree Stores             COM              256747106    17105   698144 SH       SOLE                   698144
Du Pont E.I. De Nemours and Co COM              263534109      485    10045 SH       SOLE                    10045
Duke Energy Corp.              COM              264399106      362     4252 SH       SOLE                     4252
EMC Corp.                      COM              268648102     1742    26188 SH       SOLE                    26188
Eli Lilly                      COM              532457108      270     2900 SH       SOLE                     2900
Emerson Electric Co            COM              291011104    15972   202652 SH       SOLE                   202652
Enron Corp.                    COM              293561106      474     5700 SH       SOLE                     5700
Ericsson L M Tel Co Cl B ADS   COM              294821400      134    12000 SH       SOLE                    12000
Exxon Mobil Corporation        COM              30231G102    22857   262915 SH       SOLE                   262915
Federal Natl Mtg Assoc         COM              313586109    20906   240988 SH       SOLE                   240988
First Data Corp.               COM              319963104    19565   371345 SH       SOLE                   371345
Fortune Brands (formerly Amer. COM              349631101      551    18367 SH       SOLE                    18367
General Electric               COM              369604103    10537   219817 SH       SOLE                   219817
Gillette Co                    COM              375766102      219     6050 SH       SOLE                     6050
Hewlett-Packard Company        COM              428236103     1012    32050 SH       SOLE                    32050
Home Depot                     COM              437076102      246     5389 SH       SOLE                     5389
Honeywell International Inc.   COM              438516106      612    12930 SH       SOLE                    12930
Intel Corporation              COM              458140100    14374   478132 SH       SOLE                   478132
International Business Machine COM              459200101      353     4150 SH       SOLE                     4150
Internet Cable Corp            COM              46057x102       86   115000 SH       SOLE                   115000
J. P. Morgan & Co.             COM              616880100      215     1300 SH       SOLE                     1300
Jefferson-Pilot Corporation    COM              475070108     1851    24764 SH       SOLE                    24764
Johnson & Johnson              COM              478160104    18082   172102 SH       SOLE                   172102
Kimberly-Clark                 COM              494368103     5424    76735 SH       SOLE                    76735
Knight Trading Group           COM              499063105      422    30265 SH       SOLE                    30265
Loews Corp                     COM              540424108      338     3260 SH       SOLE                     3260
Lowe's Companies               COM              548661107    22299   501109 SH       SOLE                   501109
M & T Bank Corporation         COM              55261F104      335     4927 SH       SOLE                     4927
Manulife Financial Corp.       COM              56501R106     1318    42007 SH       SOLE                    42007
McDonald's Corp.               COM              580135101      241     7075 SH       SOLE                     7075
Mellon Financial Corp          COM              58551A108      339     6900 SH       SOLE                     6900
Merck & Co                     COM              589331107    24530   262008 SH       SOLE                   262008
Merrill Lynch                  COM              590188108      499     7320 SH       SOLE                     7320
Microsoft Corp                 COM              594918104     9620   221798 SH       SOLE                   221798
Minnesota Mining & Manufacturi COM              604059105      482     4000 SH       SOLE                     4000
Motorola, Inc                  COM              620076109     8522   420830 SH       SOLE                   420830
Nasdaq 100 Index Trust         COM              631100104      690    11820 SH       SOLE                    11820
National Commerce Bancorporati COM              635449101    14951   604075 SH       SOLE                   604075
Nestle SA-ADR                  COM              641069406      350     3000 SH       SOLE                     3000
New York Times                 COM              650111107    18790   469007 SH       SOLE                   469007
Noble Drilling Corp.           COM              655042109     5151   118595 SH       SOLE                   118595
Norfolk Southern Corporation   COM              655844108      341    25619 SH       SOLE                    25619
Nortel Networks Corp.          COM              656568102     7702   240205 SH       SOLE                   240205
Oracle Systems Corp            COM              68389x105    28459   979247 SH       SOLE                   979247
Pepsico Inc.                   COM              713448108    22803   460091 SH       SOLE                   460091
Pfizer, Inc.                   COM              717081103     4005    87073 SH       SOLE                    87073
Pharmacia Corporation          COM              71713U102    14568   238816 SH       SOLE                   238816
Philip Morris                  COM              718154107      306     6951 SH       SOLE                     6951
Phillips Petroleum Co          COM              718507106      270     4750 SH       SOLE                     4750
Prime Retail Inc               COM              741570105       12    25000 SH       SOLE                    25000
Proctor & Gamble               COM              742718109      543     6918 SH       SOLE                     6918
Providian (Formerly Capital Ho COM              74406a102     4755    82700 SH       SOLE                    82700
Qwest Communications Intl      COM              749121109     2588    63114 SH       SOLE                    63114
Resource Bankshares Corp.      COM              76121r104     2057   194750 SH       SOLE                   194750
Royal Dutch Petrol.            COM              780257804      560     9250 SH       SOLE                     9250
SBC Communications, Inc.       COM              78387g103     1753    36722 SH       SOLE                    36722
Safeway Inc.                   COM              786514208      214     3420 SH       SOLE                     3420
Salem Community Bankshares     COM              794095109      154    11174 SH       SOLE                    11174
Schering-Plough Corporation    COM              806605101     1435    25280 SH       SOLE                    25280
Schlumberger Ltd               COM              806857108    16593   207570 SH       SOLE                   207570
SouthTrust Corp                COM              844730101      277     6800 SH       SOLE                     6800
Southern Co                    COM              842587107      337    10150 SH       SOLE                    10150
Standard Commercial            COM              853258101      192    28143 SH       SOLE                    28143
Sun Microsystems               COM              866810104    11276   404504 SH       SOLE                   404504
Tellabs, Inc.                  COM              879664100    21818   386163 SH       SOLE                   386163
Texaco Inc                     COM              881694103      286     4600 SH       SOLE                     4600
Texas Instruments              COM              882508104     9839   207689 SH       SOLE                   207689
Time Warner Inc                COM              887315109    12700   243114 SH       SOLE                   243114
Tyco International, Ltd. 'New' COM              902124106    28476   513084 SH       SOLE                   513084
UBS Warburg                    COM              H8920G155      404     2473 SH       SOLE                     2473
Unocal Corporation             COM              915289102      292     7560 SH       SOLE                     7560
Verizon Communications         COM              92343V104    15175   302750 SH       SOLE                   302750
Vodafone Group PLC-SP ADR      COM              92857W100      291     8120 SH       SOLE                     8120
Wal-Mart Stores                COM              931142103      422     7950 SH       SOLE                     7950
Walgreen Co                    COM              931422109      213     5100 SH       SOLE                     5100
WorldCom Inc.                  COM              98157D106    42857  3047593 SH       SOLE                  3047593
Tibco Software May 55 Puts     PUT                            1377      828 SH  PUT  SOLE                      828
Tibco Software May 70 Puts     PUT                             210       72 SH  PUT  SOLE                       72
Baron Small Cap                COM              068278308      165 11384.651SH       SOLE                11384.651
Janus Fund                     COM              471023101      420 12622.728SH       SOLE                12622.728
Janus Overseas                 COM              471023846      301 11327.496SH       SOLE                11327.496
Putnam OTC & Emerging Growth   COM              746847102      139 10020.020SH       SOLE                10020.020
Schwab 1000 Fund - Select SHS  COM              808517809      275 7501.901 SH       SOLE                 7501.901
Strong Funds - Growth & Income COM              862917309      204 8035.220 SH       SOLE                 4017.610
T Rowe Price Equity Income Fun COM              779547108      290 11743.422SH       SOLE                11743.422
The Chesapeake - Class A       COM              36559b203      148 10172.266SH       SOLE                10172.266
Torray                         COM              891402109      454 11416.336SH       SOLE                11416.336
Vanguard/Morgan Growth Fund    COM              921928107      201 11783.193SH       SOLE                11783.193
Kobren Delphi Value Fund       COM              499896405      250 19256.005SH       SOLE                19256.005

                                                                  FORM 13F INFOR